Statutory Requirements and Dividend Restrictions	12 Months Ended
Dec. 31, 2025
Insurance [Abstract]
Statutory Requirements and Dividend Restrictions
14.          Statutory Requirements and Dividend Restrictions
The Group’s insurance and reinsurance subsidiaries are governed by laws and regulations in the jurisdictions in which they conduct business, as outlined below. These regulations impose limitations on the amount of dividends that can be paid by those subsidiaries without obtaining prior consent from the regulatory authorities. Additionally, they mandate minimum statutory capital and surplus requirements based on the Group’s current operations.
The statutory capital and surplus and minimum required statutory capital and surplus for the Group’s regulatory jurisdictions is as follows:

	December 31, 2025			December 31, 2024
	Bermuda(1)	United Kingdom(2)	Republic of Ireland(2)	Bermuda(1)	United Kingdom(2)	Republic of Ireland(2)
Required statutory capital and surplus	$1,095.0	$535.0	$95.0	$910.0	$540.0	$100.0
Actual statutory capital and surplus	$2,220.0	$1,055.0	$165.0	$1,830.0	$950.0	$175.0
__________________
(1)Required statutory capital and surplus represents the Enhanced Capital Requirement (“ECR”).
(2)Required statutory capital and surplus represents the Solvency UK/Solvency II Solvency Capital Requirement (“SCR”).
Statutory net income/(loss) of the Group’s regulated insurance operations are detailed below:

	2025	2024	2023
Bermuda	$158.3	$67.3	$345.2
United Kingdom	$162.9	115.0	68.1
Republic of Ireland	$(8.4)	$(3.8)	$19.3
Significant differences between the statutory financial statements and statements prepared in accordance with U.S. GAAP are: (i) the statutory financial statements of FIBL include a liability for a letter of credit in favor of FUL, and (ii) at December 31, 2023, the BMA required the exclusion of the net deferred tax asset of $90.0 million in connection with the implementation of the Bermuda corporate income tax (Note 18, Income Taxes)) from FIBL’s statutory financial statements. The BMA revised the requirements so that the net deferred tax asset is admitted in the statutory financial statements at December 31, 2024.
There were no prescribed or permitted regulatory accounting practices for any of the Group’s insurance or reinsurance entities that resulted in reported statutory surplus that differed from that which would have been reported under the prescribed practices of the respective regulatory authorities.
Bermuda operations
The BMA acts as group supervisor and has designated FIBL as the ‘designated insurer’ of the Group. In accordance with the Group supervision and insurance group solvency rules, the Group is required to prepare and submit audited Group U.S. GAAP financial statements, a Group statutory financial return (“SFR”), a Group capital and solvency return (“CSR”) and a Group Quarterly Financial Return (“QFR”). FIBL is also required to prepare and submit to the BMA its own annual audited U.S. GAAP financial statements, SFR and CSR.
As a Class 4 (re)insurer, FIBL is required to maintain available statutory economic capital and surplus at a level equal to or greater than the ECR. The ECR is the higher of the prescribed minimum solvency margin (“MSM”) or the required capital calculated by reference to the Bermuda Solvency Capital Requirement (“BSCR”) model. The BSCR model is a risk-based capital model that provides a method for determining a (re)insurer’s capital requirements (statutory capital and surplus) by taking into account the risk characteristics of different aspects of the (re)insurer’s business. In addition, the Group is required to maintain available statutory economic capital and surplus at a level equal to or in excess of the group ECR which is established by reference to the Group BSCR model.
Under the Insurance Act, FIBL is restricted from payment of dividends for amounts greater than 25% of the prior year’s statutory capital and surplus without seeking prior approval from the BMA by submitting an affidavit stating that the proposed reduction of capital will not cause the insurer to fail to meet its relevant solvency and liquidity margins. At December 31, 2025 the maximum dividend FIBL can pay without approval from the BMA, having met minimum levels of statutory capital and surplus requirements, was approximately $439.2 million (December 31, 2024: $441.0 million).
United Kingdom operations
FUL is authorized by the PRA and regulated by the FCA and the PRA and is subject to the Solvency UK regime. The Solvency UK regime has established capital requirements, risk management and disclosure standards. FUL is required to meet a SCR that is calibrated to ensure a 99.5% confidence level in its ability to meet obligations over a twelve-month period. FUL calculates its SCR in accordance with the standard formula prescribed in the Solvency UK regulations as the assumptions underlying this formula are appropriate for FUL’s risk profile.
The PRA regulatory requirements impose no explicit restrictions on the U.K. subsidiaries' ability to pay a dividend, but FUL would have to notify the PRA 28 days prior to any proposed dividend payment. In addition, the Group's U.K. subsidiaries must comply with the United Kingdom Companies Act of 2006, which provides that dividends may only be paid out of profits available for that purpose.
Ireland operations
FIID is regulated by the CBI and is also subject to the Solvency II regime. FIID is required to meet its SCR which, as for FUL, is calibrated to ensure a 99.5% confidence level in its ability to meet obligations over a twelve-month period. FIID calculates its SCR in accordance with the standard formula prescribed in the Solvency II regulations as the assumptions underlying this formula are appropriate for FIID’s risk profile.
The regulatory requirements impose no explicit restrictions on FIID’s ability to pay a dividend, however FIID must remain in compliance with its SCR following the payment of a dividend. Any proposed dividend payments must be notified to the CBI prior to being made. Under Irish law dividends may only be distributed from profits available for distribution, which consist of accumulated realized profits less accumulated realized losses.